UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida — 135.9%

Corporate — 8.6%
County of Escambia Florida, Refunding RB, Environment, Series A, AMT, 5.75%, 11/01/27	$4,000	$4,049,400
Hillsborough County IDA, Refunding RB, Tampa Electric Co. Project:
5.50%, 10/01/23	1,955	1,999,222
Series A, 5.65%, 5/15/18	1,000	1,137,200

		7,185,822

County/City/Special District/School District — 58.7%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,713,175
County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/20	5,545	6,087,745
County of Miami-Dade Florida, RB, Sub- Series B (NPFGC), 6.43%, 10/01/32 (a)	7,560	1,887,883
County of Miami-Dade Florida, Refunding RB, Sub-Series A (NPFGC) (a):
5.36%, 10/01/19	5,365	3,347,438
5.48%, 10/01/20	10,000	5,852,500
County of Orange Florida, Refunding RB, Series A (NPFGC), 5.13%, 1/01/22	2,200	2,329,448
Hillsborough County School Board, COP (NPFGC), 5.00%, 7/01/27	1,000	1,022,760
Miami-Dade County Educational Facilities Authority Florida, RB, University of Miami, Series A (AMBAC), 5.00%, 4/01/14 (b)	1,000	1,130,990
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,492,200
Northern Palm Beach County Improvement District, RB, Water Control & Improvement:
Series 43, 6.10%, 8/01/21	195	195,458
Unit of Development No. 43, 6.10%, 8/01/11 (b)	2,735	2,873,200
Northern Palm Beach County Improvement District, Special Assessment Bonds, Refunding, Water Control & Improvement District No. 43, Series B (ACA):
4.50%, 8/01/22	1,000	814,370
5.00%, 8/01/31	1,000	788,190

Municipal Bonds	Par (000)	Value

Florida (continued)

County/City/Special District/School District (concluded)
Sterling Hill Community Development District, Special Assessment Bonds, Series A, 6.10%, 5/01/23	$3,915	$3,756,482
Stevens Plantation Improvement Project Dependent Special District, RB, 6.38%, 5/01/13	2,425	2,105,943
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.38%, 5/01/17	1,300	1,105,039
Village Center Community Development District, RB:
(NPFGC), 5.25%, 10/01/23	5,000	5,082,950
Sub-Series B, 6.35%, 1/01/18	2,000	2,018,940
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	1,115	1,138,593
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	604,900

		49,348,204

Education — 1.0%
Orange County Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	796,144

Health — 17.6%
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	436	452,182
Halifax Hospital Medical Center, Refunding RB, Series A, 5.25%, 6/01/26	2,500	2,527,125
Highlands County Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,368,647
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,550,145
Marion County Hospital District Florida, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/22	1,500	1,549,080
Orange County Health Facilities Authority, RB, Hospital, Adventist Health System, 5.63%, 11/15/12 (b)	4,450	4,922,011

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)

Health (concluded)
Palm Beach County Health Facilities Authority, Refunding RB, Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	$1,285	$1,424,692

		14,793,882

Housing — 2.4%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae), 4.70%, 7/01/22	1,235	1,262,676
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae), 5.63%, 10/01/39	695	743,178

		2,005,854

State — 14.3%
Florida Municipal Loan Council, RB, CAB, Series A (NPFGC), 4.78%, 4/01/20 (a)	4,000	2,563,080
Florida State Board of Education, GO, Public Education, Series J (AMBAC), 5.00%, 6/01/24	6,150	6,711,126
Florida State Board of Education, GO, Refunding, Public Education, Series I, 5.00%, 6/01/18	500	550,735
Florida State Board of Education, RB, Series B, 5.00%, 7/01/23	2,000	2,228,420

		12,053,361

Transportation — 3.7%
County of Lee Florida, Refunding RB, Series B (AMBAC), 5.00%, 10/01/22	3,000	3,137,130

Utilities — 29.6%
City of Deltona Florida, RB (NPFGC), 5.00%, 10/01/23	1,095	1,136,818
City of Lakeland Florida, Refunding RB, 5.00%, 10/01/27	1,000	1,045,020
City of Marco Island Florida, RB (NPFGC):
5.25%, 10/01/21	1,000	1,083,890
5.00%, 10/01/22	2,000	2,114,140
5.00%, 10/01/23	1,375	1,447,284
City of Palm Coast Florida, RB (NPFGC):
5.00%, 10/01/22	1,770	1,828,906
5.00%, 10/01/23	1,485	1,529,654
5.00%, 10/01/24	1,500	1,541,355
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/19	4,000	4,777,600
Sumter County IDA Florida, RB, North Sumter Utility Co., LLC Project, AMT, 6.80%, 10/01/32	1,125	1,125,214
Tohopekaliga Water Authority, RB, Series B (AGM):
5.00%, 10/01/22	1,975	2,157,944
5.00%, 10/01/23	1,180	1,289,303
Tohopekaliga Water Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/21	3,630	3,826,891

		24,904,019

Total Municipal Bonds in Florida		114,224,416

Municipal Bonds	Par (000)	Value

Puerto Rico — 3.3%

State — 3.3%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	$2,480	$2,810,410

U.S. Virgin Islands — 1.7%

Corporate — 1.7%
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 4.70%, 7/01/22	1,500	1,386,795

Total Municipal Bonds – 140.9%		118,421,621

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Florida — 10.0%

County/City/Special District/School District — 7.9%
Palm Beach County School District, COP, Refunding, Series D (AGM), 5.00%, 8/01/28	6,510	6,600,164

Housing — 2.1%
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	840	944,773
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	750	811,294

		1,756,067

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 10.0%		8,356,231

Total Long-Term Investments (Cost – $124,578,359) – 150.9%		126,777,852

Short-Term Securities	Shares

BIF Florida Municipal Money Fund, 0.00% (d)(e)	2,955,861	2,955,861

Total Short-Term Securities (Cost – $2,955,861) – 3.5%		2,955,861

Total Investments (Cost – $127,534,220*) – 154.4%		129,733,713
Other Assets Less Liabilities – 1.7%		1,391,383
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (5.0)%		(4,193,833)
Preferred Shares, at Redemption Value – (51.1)%		(42,903,637)

Net Assets Applicable to Common Shares – 100.0%		$84,027,626

2	BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$123,343,750

Gross unrealized appreciation	$4,373,295
Gross unrealized depreciation	(2,173,801)

Net unrealized appreciation	$2,199,494

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BIF Florida Municipal Money Fund	5,065,158	(2,109,297)	2,955,861	—

(e)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$126,777,852	—	$126,777,852
Short-Term Securities	$2,955,861	—	—	2,955,861

Total	$2,955,861	$126,777,852	—	$129,733,713

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Florida Municipal 2020 Term Trust

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 22, 2010